CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Share capital [member] 2011 Convertible Bonds [member]	Share capital [member]	Capital reserve Sinopec Assets Management Corporation ("SAMC") [member]	Capital reserve	Share premium 2011 Convertible Bonds [member]	Share premium	Statutory surplus reserve [member]	Discretionary surplus reserve [member]	Other reserves	Retained earnings Sinopec Assets Management Corporation ("SAMC") [member]	Retained earnings	Total equity attributable to owners of the Company [member] Sinopec Assets Management Corporation ("SAMC") [member]	Total equity attributable to owners of the Company [member] 2011 Convertible Bonds [member]	Total equity attributable to owners of the Company [member]	Non-controlling interests Sinopec Assets Management Corporation ("SAMC") [member]	Non-controlling interests	Sinopec Assets Management Corporation ("SAMC") [member]	2011 Convertible Bonds [member]	Total
Balance as of December 31, 2014		¥ 118,280		¥ (30,497)		¥ 41,824	¥ 76,552	¥ 117,000	¥ (6,179)		¥ 276,061			¥ 593,041		¥ 52,536			¥ 645,577
Contribution from SAMC in the Acquisition of Gaoqiao Branch of SAMC (Note 31)			¥ 2,214									¥ 2,214			¥ 1,811		¥ 4,025
Balance at beginning of year at Dec. 31, 2014		118,280		(28,283)		41,824	76,552	117,000	(6,179)		276,061			595,255		54,347			649,602
Net income											32,512			32,512		11,286			43,798
Other comprehensive income (Note 10)									(1,169)					(1,169)		1,306			137
Total comprehensive income for the year									(1,169)		32,512			31,343		12,592			43,935
Contributions by and distributions to owners:
Conversion of the 2011 Convertible Bonds (Note 39(g))	¥ 2,791				¥ 14,026								¥ 16,817					¥ 16,817
Final dividend											(13,318)			(13,318)					(13,318)
Interim dividend											(10,896)			(10,896)					(10,896)
Appropriation (Note 39(c))							3,088				(3,088)
Contributions to subsidiaries from non-controlling interests				56,224					446					56,670		48,807			105,477
Distributions to non-controlling interests																(3,389)			(3,389)
Profit distribution to SAMC (Note 31)										¥ (74)		(74)			(60)		(134)		32,512
Total contributions by and distributions to owners		2,791		56,224		14,026	3,088		446		(27,376)			49,199		45,358			94,557
Changes in ownership interests in subsidiaries that do not result in a loss of control:
Transaction with non-controlling interests				326										326		(326)
Total changes in ownership interests in subsidiaries that do not result in a loss of control				326										326		(326)
Total transactions with owners		2,791		56,550		14,026	3,088		446		(27,376)			49,525		45,032			94,557
Others				74					121		(121)			74		(7)			67
Balance at end of year at Dec. 31, 2015		121,071		28,341		55,850	79,640	117,000	(6,781)		281,076			676,197		111,964			788,161
Net income											46,672			46,672		12,772			59,444
Other comprehensive income (Note 10)									7,052					7,052		(719)			6,333
Total comprehensive income for the year									7,052		46,672			53,724		12,053			65,777
Contributions by and distributions to owners:
Final dividend											(7,264)			(7,264)					(7,264)
Interim dividend											(9,565)			(9,565)					(9,565)
Appropriation (Note 39(c))							0												0
Distributions to non-controlling interests			¥ (2,137)									(2,137)			2,137	(6,146)			(6,146)
Profit distribution to SAMC (Note 31)										¥ (47)	46,672	¥ (47)			¥ (39)		¥ (86)		46,672
Total contributions by and distributions to owners				(2,137)							(16,876)			(19,013)		(4,048)			(23,061)
Changes in ownership interests in subsidiaries that do not result in a loss of control:
Transaction with non-controlling interests				(30)										(30)		263			233
Total changes in ownership interests in subsidiaries that do not result in a loss of control				(30)										(30)		263			233
Total transactions with owners				(2,167)							(16,876)			(19,043)		(3,785)			(22,828)
Others				116					153		(153)			116		9			125
Balance at end of year at Dec. 31, 2016		121,071		26,290		55,850	79,640	117,000	424		310,719			710,994		120,241			831,235
Net income											51,244			51,244		19,174			70,418
Other comprehensive income (Note 10)									(3,481)					(3,481)		(895)			(4,376)
Total comprehensive income for the year									(3,481)		51,244			47,763		18,279			66,042
Contributions by and distributions to owners:
Final dividend											(20,582)			(20,582)					(20,582)
Interim dividend											(12,107)			(12,107)					(12,107)
Appropriation (Note 39(c))							3,042				(3,042)								0
Distributions to non-controlling interests																(12,501)			(12,501)
Profit distribution to SAMC (Note 31)											51,244								51,244
Total contributions by and distributions to owners							3,042				(35,731)			(32,689)		(12,501)			(45,190)
Changes in ownership interests in subsidiaries that do not result in a loss of control:
Transaction with non-controlling interests				(13)										(13)		724			711
Total changes in ownership interests in subsidiaries that do not result in a loss of control				(13)										(13)		724			711
Total transactions with owners				(13)			3,042				(35,731)			(32,702)		(11,777)			(44,479)
Others				49					123		(107)			65		27			92
Balance at end of year at Dec. 31, 2017		¥ 121,071		¥ 26,326		¥ 55,850	¥ 82,682	¥ 117,000	¥ (2,934)		¥ 326,125			¥ 726,120		¥ 126,770			¥ 852,890